Loans - Impaired Loans Information (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	¥ 1,212	¥ 1,255
Nonaccrual loans without an allowance	64	77
Total nonaccrual loans	1,276	1,332
Interest income recognized	20	23
Domestic
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	1,088	1,123
Nonaccrual loans without an allowance	61	73
Total nonaccrual loans	1,149	1,196
Interest income recognized	16	19
Domestic | Retail | Housing Loan
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	20	22
Nonaccrual loans without an allowance	15	17
Total nonaccrual loans	35	39
Interest income recognized	1	1
Domestic | Retail | Other
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	31	37
Nonaccrual loans without an allowance	18	18
Total nonaccrual loans	49	55
Interest income recognized	1	1
Domestic | Large companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	950	961
Nonaccrual loans without an allowance	17	19
Total nonaccrual loans	967	980
Interest income recognized	13	16
Domestic | Small and medium sized companies | Corporate
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	86	103
Nonaccrual loans without an allowance	12	19
Total nonaccrual loans	97	122
Interest income recognized	1	1
Foreign
Financing Receivable, Nonaccrual [Line Items]
Nonaccrual loans with an allowance	124	132
Nonaccrual loans without an allowance	3	4
Total nonaccrual loans	127	136
Interest income recognized	¥ 4	¥ 4